ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

JMU Limited, formerly known as “Wowo Limited”, (the “Company”), was incorporated in Cayman Islands on July 13, 2011. The Company and its subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries are primarily engaged in operating a business-to-business ("B2B") online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry in the People’s Republic of China ("PRC").

On April 8, 2015, the Company completed its IPO in National Association of Securities Dealers Automated Quotation (“NASDAQ”) by offering 4 million American Depositary Shares (“ADSs”), representing 72 million ordinary shares, and received net proceeds of $35.2 million. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million of ordinary shares to the underwriter for exercising the over-allotment option at price of $10 per ADS and received net proceeds of $2.1 million.

On June 5, 2015, the Company and its wholly owned subsidiary, New Admiral Limited (“New Admiral”) entered into an agreement to acquire Join Me Group (HK) Investment Company Limited and its subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (Collectively, “JMU Group”) with a consideration of 741,422,780 ordinary shares of the Company and $30 million in cash. On that date, JMU Group, which operates a business-to-business ("B2B") online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry, became a wholly owned subsidiary of the Company. JMU Group engages primarily in the sale of rice, flavor, bean oil, seafood, wine and some other types of generic food and beverage products through its website
www.ccjoin.com
.

On September 9, 2015, the Company sold all of its equity interests in Wowo Group Limited, a subsidiary of the Company, together with all of its subsidiaries and consolidated VIEs and their respective subsidiaries (collectively, the “Group Buying Entities”), which were engaged in the Company’s group buying business and other non-food service-related businesses. The sale was pursuant to a definitive agreement entered into between the Company and Century Winning Limited, an exempted company with limited liability incorporated under the laws of the British Virgin Islands (the “Buyer”), in exchange for the Buyer’s payment of $1 and the assumption of $47,390,420 of net liabilities of the Group Buying Entities.

On December 28, 2016, the Company changed its name from Wowo Limited to JMU Limited.

As of December 31, 2018, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (collectively, the “Group”) are as follows:

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited (“JMU Investment”)	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited (“JMU Supply Chain”)	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. (“Shanghai Zhongming” or “WFOE” )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. (“Shanghai Zhongmin” or “VIE”)	June 8, 2015	PRC	N/A

The VIE arrangements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. Specifically, foreign investors are not allowed to own more than 50% of the equity interests in any entity conducting internet content and other restricted businesses. To comply with these PRC laws and regulations, the Company conducts substantially its businesses through the VIE and VIE’s subsidiaries. To provide the Company’s control over the VIE and the rights to the expected residual returns of the VIE and VIE’s subsidiaries, Shanghai Zhongming, a wholly foreign-invested enterprise in China, or WFOE entered into a series of contractual arrangements as described below with VIE and its shareholder.

Prior to the acquisition of JMU Group, JMU Group formed contractual arrangements through its wholly owned subsidiary Shanghai Zhongming with the VIE. As a result of the Company's acquisition of JMU Group, the Company through JMU's wholly owned subsidiary, Shanghai Zhongming, has (1) power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew the exclusive consulting and services agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company’s sole discretion, and by ensuring that the exclusive services agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIE.

The following is a summary of the various VIE agreements:

•	Agreements that Transfers Economic Benefits and Risks to the Company

Master Exclusive Service Agreement and Business Cooperation Agreement
Pursuant to the master exclusive service agreement and business cooperation agreement, VIE, including its subsidiaries or any companies or entities under its control, agrees to engage WFOE as its provider for technical and business support services. VIE shall pay to WFOE service fees determined based on the audited consolidated net profit of VIE. WFOE shall exclusively own any intellectual property arising from the performance of the services set forth in the agreement. WFOE shall provide financial support to VIE in the form of bank loans or others forms as permitted under the PRC laws. The service agreements shall remain effective upon the written confirmation issued by WFOE to VIE and/or its shareholder 30 days before the termination. VIE or its shareholder has no right to unilaterally terminate the agreement.

Subsequently, the Company entered into financial support undertaking letter with VIE and pursuant to the financial support undertaking letter, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIE or its shareholder does not have sufficient funds or are unable to repay.

•	Agreements that Provide the Company with Effective Control over VIE

Exclusive Option Agreement
The VIE’s shareholder has entered into an exclusive option agreement with WFOE, pursuant to which WFOE has an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all of the equity interest in VIE from the shareholder. The purchase price for the entire equity interest is to be the minimum price permitted by applicable PRC laws and administrative regulations. If there is no minimum price under PRC laws or administrative regulations, the price shall be determined by the WFOE or on a basis of the registration capital of VIE. The term of the exclusive option agreement shall remain effective upon written confirmation issued by the WFOE to VIE and its shareholder 30 days before the termination. VIE and its shareholder has no right to unilaterally terminate the agreement.

Proxy and Power of Attorney Agreement
The VIE’s shareholder has signed an irrevocable proxy and power of attorney agreement to appoint WFOE, or its designee, as the attorney-in-fact to act on VIE’s shareholder's behalf on all rights that the shareholder has in respect of such shareholder's equity interest in VIE conferred by relevant laws and regulations and the articles of association of VIE. The rights include but not limited to attending shareholders meeting, exercising voting rights and transferring all or a part of the equity interests of VIE held by the shareholder. The proxy and power of attorney shall remain effective upon written confirmation issued by WFOE to VIE and its shareholder 30 days before the termination. VIE and its Shareholder has no right to unilaterally terminate the agreement.

Equity Interest Pledge Agreement
The VIE’s shareholder has entered into an equity pledge agreement with the WFOE, under which the shareholder pledged all of the equity interests in VIE to WFOE as collateral to secure performance of all obligations under the Master Exclusive Service Agreement, Business Cooperation Agreement, Proxy and Power of Attorney Agreement and the Exclusive Option Agreement (collectively, the "Principal Agreement"). The dividends generated by the pledged equity interests shall be deposited into the account designated by the WFOE and shall be used to pay the secured indebtedness prior and in preference to any other payment during the term of the pledge. If any event of default incurred under the Principal Agreement, WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests and shall be paid in priority with the proceeds recovered from the disposal.

Risks in relation to the VIE structure

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of the VIE and VIE’s subsidiaries. The Company, in consultation with its PRC legal counsel, believes that:(1) the ownership structure of the Group, including its PRC subsidiary, VIE and VIE’s subsidiaries is in compliance with all existing PRC laws and regulations; (2) each of the VIE agreements amongst the WFOE, the VIE and VIE’s shareholder governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violations of PRC laws or regulations currently in effects; and (3) the Group’s PRC subsidiary, VIE and VIE’s subsidiaries have the necessary corporate power and authority to conduct its business as described in its business scope under its business licenses, which is in full force and effect, and the Group’s business operations in the PRC are in compliance with existing PRC laws and regulations. The shareholder of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIE also depends on the power of attorney. The Company, through WFOE, has to vote on all matters requiring shareholder approval in the VIE entities. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

▪	revoke the Group’s business and operating licenses;
▪	require the Group to discontinue or restrict its operations;
▪	restrict the Group’s right to collect revenues;
▪	restrict or prohibit the Group to finance its business and operations in China;
▪	shut down the Group’s servers or block the Group’s website;
▪	require the Group to restructure its operations;
▪
impose additional conditions or requirements with which the Group might not be able to comply, levy fines, confiscate the Group’s income or the income of its PRC subsidiary or affiliated PRC entities; or

▪	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE, VIE’s subsidiaries, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE and VIE’s subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, WFOE, the VIE and their respective subsidiaries.

The following financial statement balances and amounts of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as follows after the elimination of intercompany balances and transactions among VIE and VIE’s subsidiaries within the Group:

	As of December 31,
	2017	2018
	US$	US$

Cash and cash equivalents	4,802,420	245,866
Accounts receivable, net	3,295,818	176,120
Inventories	538,660	585,760
Prepaid expenses and other current assets, net	1,881,988	1,007,406
Amounts due from related parties	3,062,797	4,038,884
Total current assets	13,581,683	6,054,036
Property and equipment, net	1,715,795	344,150
Investment	768,486	-
Other non-current assets	161,723	-
Total non-current assets	2,646,004	344,150
TOTAL ASSETS	16,227,687	6,398,186

Short-term bank borrowings	7,684,859	7,272,198
Accounts and notes payable	3,980,560	540,899
Accrued expenses and other current liabilities	8,345,461	5,336,699
Advance from customers	1,243,739	422,702
Amounts due to related parties	87,385	3,311,752
Total current liabilities	21,342,004	16,884,250
Other non-current liabilities	1,386,749	-
Amounts due to related parties	5,685,971	6,892,316
Total non-current liabilities	7,072,720	6,892,316
TOTAL LIABILITIES	28,414,724	23,776,566

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Revenues	66,288,019	80,668,230	28,978,124
Net loss	(17,022,631)	(12,419,220)	(8,195,049)

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Net cash provided by/(used in) operating activities	2,657,916	(9,152,256)	(6,241,888)
Net cash used in investing activities	(2,578,472)	(741,079)	(13,064)
Net cash provided by financing activities	-	12,642,573	1,686,123

The VIE contributed an aggregate of 90.6%, 90.9% and 79.5% of the consolidated revenues for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the VIE accounted for an aggregate of 11.9% and 127.3%, respectively, of the consolidated total assets, and 87.2% and 87.4%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of certain cash and cash equivalents, certain prepaid expenses and other current assets and certain property and equipment. The recognized and unrecognized revenue-producing assets that are held by the VIE are primarily property and equipment and online platform.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever need financial support, the Company’ PRC subsidiary, WOFE, shall provide financial support to VIE in the form of bank loans or other forms as permitted under PRC law. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 21 for disclosure of restricted net assets.